GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year	¥ 59,372		¥ 59,337
Acquisition of an OTA company focusing on accommodation reservation (Note 2)	1,533
Others	6		35
Balance at end of period	¥ 60,911	$ 8,345	¥ 59,372